FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares			$ 4,466
Remeasurement of liability, value	[1]		1,058	$ (447)	$ (511)
Ending balance, exchangeable and Class B shares			3,426	4,466
Equity issued, exchangeable shares (in shares)		3,200,000
Exchangeable shares issued, net of costs			$ 0	$ 128	$ 0
Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)				67,441,451
Share issuance (in shares)				42,195,641
Share exchanges (in shares)			(17,512)	(36,549)
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			110,567,671		67,441,451
Issuance of exchangeable LP units (in shares)			427,643
Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)				2
Share issuance (in shares)				0
Share exchanges (in shares)			0	0
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			2		2
Issuance of exchangeable LP units (in shares)			0
Exchangeable and class B shares (US$ Millions)
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares			$ 4,466	$ 2,221
Share issuance, value				1,776
Share issuance, exchangeable share conversion				23
Exchangeable share conversion, value			(1)	(1)
Remeasurement of liability, value			(1,058)	447
Ending balance, exchangeable and Class B shares			3,426	$ 4,466	$ 2,221
Issuance of exchangeable LP units, value			$ 19
Cash Consideration
Disclosure of financial liabilities [line items]
Share issuance (in shares)				128,000,000
Share capital | Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			110,157,540
Share issuance, exchangeable share conversion (in shares)				556,997
Ending balance (in shares)				110,157,540
Share capital | Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			2
Share issuance, exchangeable share conversion (in shares)				0
Ending balance (in shares)				2

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.